Non-cash transactions - Vasta Platform (Successor) (Details) - BRL (R$) R$ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2020		Dec. 31, 2019
Non-cash transactions
Non-monetary transaction, Capitalization of bonds	[1]				R$ 1,508,297
Non-monetary transaction, Contribution of bonds	[2]				1,535,800
Non-monetary transaction, additions of right use and finance lease			R$ 35,925		31,177
Non-monetary transaction, disposals of contracts of right use and finance lease			R$ (3,429)	[3]	(34,852)	[3]
Vasta Platform (Successor)
Non-cash transactions
Non-monetary transaction, Capitalization of bonds					1,508,297
Non-monetary transaction, Contribution of bonds					1,535,801
Non-monetary transaction, additions of right use and finance lease					27,010
Non-monetary transaction, disposals of contracts of right use and finance lease	[4]				R$ (34,852)

[1]	On September 28, 2019, the Cogna Group approved the capitalization of the 4th issuance and 5th issuance private bonds, in the amount of R$1,508,297, increasing the Parent Company’s Net Investment in the combinedcarve-outfinancial statements.
[2]	On November 19, 2019, all rights and obligations related to bonds issued by Saber with third parties were transferred to Cogna, under the condition that R$ 1,535,801 of the amount should be transferred to the Business through the Corporate Restructuring. Through this process, the Business was subject to the following contractual terms: (i)the acceleration of the other debentures originally issued by Saber; (ii)the grant by us of any liens on our assets or capital stock; (iii)a change in control by Cogna of Saber’s subsidiaries, subject to certain exceptions, Additionally, we have agreed until the maturity of the private debentures that: (i)we will allocate at least 50% of the use of proceeds from any liquidity event to repay such debentures; (ii)we will not obtain any new loans unless the proceeds of such loans are directed to repay our debentures with Cogna; and (iii)we will not pledge shares and/or dividends.
[3]	The cancelled contracts on December 31,2020 totaled R$ 3,429 (R$ 34,852 as of December 31,2019) and refer mainly to cancellation of lease agreements of the administrative properties leased by the Company.
[4]	The cancelled contracts of R$ 34,852 refers to mainly cancellation of leases agreement of the administrative properties leased by the Business.